Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2022		$ 74,749		$ 18,707	$ 53,761	$ (152)	$ 65,150	$ 8,075	$ 73,225	$ 1,524	$ (2,478)	$ (1,482)	$ 216	$ (4,786)	$ 1,364
Beginning Balance (Cumulative impact of adopting IFRS 17, net of tax [member]) at Oct. 31, 2022		(1)			(1)		(1)		(1)
Beginning Balance at Oct. 31, 2022		74,748		18,707	53,760	(152)	65,149	8,075	73,224	1,524	(2,478)	(1,482)	216	(4,786)	1,364
Statement [Line Items]
Net income		7,450	[3],[4]		6,919		6,919	419	7,338	112
Other comprehensive income (loss)		483	[4]				278		278	205	766	378	(201)	240	(905)
Total comprehensive income		7,933	[4]		6,919		7,197	419	7,616	317	766	378	(201)	240	(905)
Shares/instruments issued		1,399		1,402		(3)	1,399		1,399
Dividends and distributions paid to equity holders		(5,523)			(5,003)		(5,003)	(419)	(5,422)	(101)
Share-based payments	[5]	14				14	14		14
Other					(3)	57	11		11	(11)	(43)		(1)	1
Ending Balance at Oct. 31, 2023	[4]	78,571		20,109	55,673	(84)	68,767	8,075	76,842	1,729	(1,755)	(1,104)	14	(4,545)	459
Statement [Line Items]
Net income		7,892	[3],[4]		7,286		7,286	472	7,758	134
Other comprehensive income (loss)		712	[4]				784		784	(72)	(1,804)	613	325	2,348	(698)
Total comprehensive income		8,604	[4]		7,286		8,070	472	8,542	62	(1,804)	613	325	2,348	(698)
Shares/instruments issued		2,945		1,945		(4)	1,941	1,004	2,945
Shares repurchased/redeemed		(300)						(300)	(300)
Dividends and distributions paid to equity holders		(5,758)			(5,198)		(5,198)	(472)	(5,670)	(88)
Share-based payments	[5]	13				13	13		13
Other		1			(10)	7	(3)		(3)	4
Ending Balance at Oct. 31, 2024		$ 84,076	[4]	$ 22,054	$ 57,751	$ (68)	$ 73,590	$ 8,779	$ 82,369	$ 1,707	$ (3,559)	$ (491)	$ 339	$ (2,197)	$ (239)

[1]	Includes undistributed retained earnings of $74 (2023 – $71) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[4]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[5]	Represents amounts on account of share-based payments (refer to Note 27).